Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Summary of Ordinary Shares, and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at September 30, 2021 and December 31, 2020.

	September 30,	December 31,
	2021	2020
Ordinary shares	35,814,255	35,854,945
Deferred shares of £0.00001	107,825	144,517,898
Deferred shares of £0.001	—	123,638,835
Deferred shares of £100,000	1	—
Total ordinary and deferred shares	35,922,081	304,011,678